NOTES PAYABLE AND OTHER DEBT (Aggregate Annual Maturities) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt-face value	$ 100,000
Net debt	183,194	203,160
Third Party Long Term Debt [Member]
Debt Instrument [Line Items]
2013	459,424	1,404,241
2014	879,513	127,279
2015	75,853	123,706
2016	23,087	40,289
2017	9,999	8,814
2018	11,561
Total debt-face value	1,459,437	1,704,329
Less: unamortized discount	(327,399)	(21,874)
Net debt	$ 1,132,038	$ 1,682,455